Segmented Information - Schedule of Company's Geographical Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of geographical areas [line items]
Sales	$ 299,064	$ 264,972	$ 595,870	$ 479,437
Percentage of revenue derived from mineral stream interests located in geographic area	100.00%	100.00%	100.00%	100.00%
Mineral stream interest	$ 6,487,552		$ 6,487,552		$ 6,122,441
Canada [member]
Disclosure of geographical areas [line items]
Sales	$ 14,796	$ 14,982	$ 28,039	$ 33,555
Percentage of revenue derived from mineral stream interests located in geographic area	5.00%	6.00%	5.00%	7.00%
Mineral stream interest	$ 1,232,358		$ 1,232,358		1,209,961
United States [member]
Disclosure of geographical areas [line items]
Sales	$ 10,400	$ 9,235	$ 19,960	$ 17,958
Percentage of revenue derived from mineral stream interests located in geographic area	3.00%	3.00%	3.00%	4.00%
Mineral stream interest	$ 452,158		$ 452,158		433,108
Mexico [member]
Disclosure of geographical areas [line items]
Sales	$ 63,876	$ 73,342	$ 128,506	$ 130,980
Percentage of revenue derived from mineral stream interests located in geographic area	21.00%	28.00%	22.00%	28.00%
Mineral stream interest	$ 516,300		$ 516,300		541,209
Portugal [member]
Disclosure of geographical areas [line items]
Sales	$ 6,649	$ 7,499	$ 12,469	$ 16,044
Percentage of revenue derived from mineral stream interests located in geographic area	2.00%	3.00%	2.00%	3.00%
Mineral stream interest	$ 16,989		$ 16,989		17,516
Sweden [member]
Disclosure of geographical areas [line items]
Sales	$ 18,100	$ 8,755	$ 25,229	$ 20,709
Percentage of revenue derived from mineral stream interests located in geographic area	6.00%	3.00%	4.00%	4.00%
Mineral stream interest	$ 26,115		$ 26,115		27,017
UK [member]
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area	0.00%	0.00%	0.00%	0.00%
Mineral stream interest	$ 20,342		$ 20,342		20,198
Argentina / Chile [member]
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area	0.00%	0.00%	0.00%	0.00%
Mineral stream interest	$ 253,512		$ 253,512		253,514
Argentina [member]
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area	0.00%	0.00%	0.00%	0.00%
Mineral stream interest	$ 10,889		$ 10,889		10,889
Chile [member]
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area	0.00%	0.00%	0.00%	0.00%
Mineral stream interest	$ 56,281		$ 56,281		56,538
Brazil [member]
Disclosure of geographical areas [line items]
Sales	$ 129,466	$ 91,351	$ 247,317	$ 159,824
Percentage of revenue derived from mineral stream interests located in geographic area	43.00%	35.00%	42.00%	34.00%
Mineral stream interest	$ 2,638,316		$ 2,638,316		2,681,419
Peru [member]
Disclosure of geographical areas [line items]
Sales	$ 54,127	$ 58,713	$ 131,174	$ 98,187
Percentage of revenue derived from mineral stream interests located in geographic area	19.00%	22.00%	21.00%	20.00%
Mineral stream interest	$ 750,636		$ 750,636		779,372
Ecuador [Member]
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area	0.00%	0.00%	0.00%	0.00%
Mineral stream interest	$ 53,848		$ 53,848		43,234
Colombia [Member]
Disclosure of geographical areas [line items]
Sales	$ 1,650	$ 1,095	$ 3,176	$ 2,180
Percentage of revenue derived from mineral stream interests located in geographic area	1.00%	0.00%	1.00%	0.00%
Mineral stream interest	$ 47,703		$ 47,703		48,466
South Africa [member]
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area	0.00%		0.00%
Mineral stream interest	$ 412,105		$ 412,105
Gold interests [member]
Disclosure of geographical areas [line items]
Sales	182,150	$ 149,511	372,839	$ 268,708
Mineral stream interest	4,213,083		4,213,083		3,984,049
Gold interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest	710,047		710,047		708,402
Gold interests [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest	209,163		209,163		211,470
Gold interests [member] | Mexico [member]
Disclosure of geographical areas [line items]
Mineral stream interest	140,539		140,539		144,719
Gold interests [member] | UK [member]
Disclosure of geographical areas [line items]
Mineral stream interest	20,342		20,342		20,198
Gold interests [member] | Chile [member]
Disclosure of geographical areas [line items]
Mineral stream interest	56,281		56,281		56,538
Gold interests [member] | Brazil [member]
Disclosure of geographical areas [line items]
Mineral stream interest	2,638,316		2,638,316		2,681,419
Gold interests [member] | Peru [member]
Disclosure of geographical areas [line items]
Mineral stream interest	71,769		71,769		80,265
Gold interests [member] | Ecuador [Member]
Disclosure of geographical areas [line items]
Mineral stream interest	49,998		49,998		39,455
Gold interests [member] | Colombia [Member]
Disclosure of geographical areas [line items]
Mineral stream interest	40,922		40,922		41,583
Gold interests [member] | South Africa [member]
Disclosure of geographical areas [line items]
Mineral stream interest	275,706		275,706
Silver interests [member]
Disclosure of geographical areas [line items]
Sales	111,291	$ 107,081	207,949	$ 192,758
Mineral stream interest	1,565,048		1,565,048		1,557,458
Silver interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest	165,985		165,985		141,292
Silver interests [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest	26,299		26,299		971
Silver interests [member] | Mexico [member]
Disclosure of geographical areas [line items]
Mineral stream interest	375,761		375,761		396,490
Silver interests [member] | Portugal [member]
Disclosure of geographical areas [line items]
Mineral stream interest	16,989		16,989		17,516
Silver interests [member] | Sweden [member]
Disclosure of geographical areas [line items]
Mineral stream interest	26,115		26,115		27,017
Silver interests [member] | Argentina / Chile [member]
Disclosure of geographical areas [line items]
Mineral stream interest	253,512		253,512		253,514
Silver interests [member] | Argentina [member]
Disclosure of geographical areas [line items]
Mineral stream interest	10,889		10,889		10,889
Silver interests [member] | Peru [member]
Disclosure of geographical areas [line items]
Mineral stream interest	678,867		678,867		699,107
Silver interests [member] | Ecuador [Member]
Disclosure of geographical areas [line items]
Mineral stream interest	3,850		3,850		3,779
Silver interests [member] | Colombia [Member]
Disclosure of geographical areas [line items]
Mineral stream interest	6,781		6,781		6,883
Palladium interest [member]
Disclosure of geographical areas [line items]
Sales	4,210		8,887
Mineral stream interest	295,511		295,511		220,667
Palladium interest [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest	216,696		216,696		220,667
Palladium interest [member] | South Africa [member]
Disclosure of geographical areas [line items]
Mineral stream interest	78,815		78,815
Platinum Interests [member]
Disclosure of geographical areas [line items]
Mineral stream interest	67,036		67,036		9,451
Platinum Interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest	9,452		9,452		9,451
Platinum Interests [member] | South Africa [member]
Disclosure of geographical areas [line items]
Mineral stream interest	57,584		57,584
Cobalt Interests [member]
Disclosure of geographical areas [line items]
Mineral stream interest	346,874		346,874		350,816
Cobalt Interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest	$ 346,874		$ 346,874		$ 350,816